Combined Carve-out Statements of Operations - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 06, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Voyage revenue		$ 0
Total voyage revenue		0	$ 0
EXPENSES:
Charter-in hire expenses (Note 8)		0	0
Vessels' operating expenses		0	0
General and administrative expenses		0	0
General and administrative expenses - related parties (Note 3)		0	0
Management and agency fees - related parties (Note 3)		0	0
Amortization of dry-docking and special survey costs (Note 6)		0	0
Depreciation (Note 5)		0	0
Gain / (loss) on sale of vessels, net (Note 5)		0	0
Foreign exchange gains		0	0
Operating loss		0	0
OTHER INCOME / (EXPENSES):
Interest income		6	0
Interest and finance costs, net (Note 11)		0	0
Other, net		0	0
Gain / (loss) on derivative instruments, net (Note 13)		0	0
Total other expenses, net		6	0
Net loss		6	0
Costamare Bulkers Holdings Limited Predecessor [Member]
REVENUES:
Voyage revenue	$ 327,402	1,195,401
Total voyage revenue	327,402	1,195,401	663,115
EXPENSES:
Charter-in hire expenses (Note 8)	(166,506)	(706,569)	(340,926)
Vessels' operating expenses	(27,165)	(82,288)	(97,219)
General and administrative expenses	(10,832)	(13,858)	(9,655)
General and administrative expenses - related parties (Note 3)	(528)	(3,940)	(3,347)
Management and agency fees - related parties (Note 3)	(10,760)	(30,640)	(28,774)
Amortization of dry-docking and special survey costs (Note 6)	(2,337)	(6,282)	(4,438)
Depreciation (Note 5)	(14,044)	(37,385)	(39,621)
Gain / (loss) on sale of vessels, net (Note 5)	(4,669)	3,788	(5,324)
Loss on vessels held for sale (Note 5)	(1,579)	0	(2,305)
Vessels' impairment loss (Notes 5 and 14)	(179)	0	(434)
Foreign exchange gains	219	11	429
Operating loss	(22,126)	(33,649)	(136,780)
OTHER INCOME / (EXPENSES):
Interest income	236	1,479	2,365
Interest and finance costs, net (Note 11)	(7,313)	(23,503)	(24,806)
Other, net	(47)	1,477	5,109
Gain / (loss) on derivative instruments, net (Note 13)	(710)	(43,015)	6,415
Total other expenses, net	(8,649)	(64,606)	(10,917)
Net loss	(30,775)	(98,255)	(147,697)
Nonrelated Party [Member]
REVENUES:
Voyage revenue		0	0
EXPENSES:
Voyage expenses		0	0
Nonrelated Party [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
REVENUES:
Voyage revenue	239,719	985,314	663,115
EXPENSES:
Voyage expenses	(107,383)	(342,484)	(266,169)
Related Party [Member]
REVENUES:
Voyage revenue		0	0
EXPENSES:
Voyage expenses		0	0
Related Party [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
REVENUES:
Voyage revenue	87,683	210,087	0
EXPENSES:
Voyage expenses	(3,765)	(9,403)	(2,112)
OTHER INCOME / (EXPENSES):
Interest expense - related parties (Note 3)	$ (815)	$ (1,044)	$ 0